Cover	Jul. 17, 2026
Cover [Abstract]
Entity Registrant Name	ECOMINAS CORP.
Entity Central Index Key	0001115864
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 17, 2026
Entity Ex Transition Period	true
Entity File Number	000-30839
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Calle 2, Edificio UNO
Entity Address Address Line 2	Las Mercedes, Oficina 2B
Entity Address City Or Town	Caracas
Entity Address Country	VE
City Area Code	416
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	825-9367